UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-03534

Name of Fund:  Merrill Lynch U.S.A. Government Reserves

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  Donald C. Burke, Chief Executive
       Officer, Merrill Lynch U.S.A. Government Reserves, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 221-7210

Date of fiscal year end: 08/31/2008

Date of reporting period: 09/01/2007 - 11/30/2007

Item 1 - Schedule of Investments


Merrill Lynch U.S.A. Government Reserves


Schedule of Investments as of November 30, 2007 (Unaudited)                                                        (in Thousands)

Repurchase Agreements - 100.0%


         Face
       Amount   Issue                                                                                                   Value
   $   20,000   Citigroup Global Markets Inc., purchased on 11/28/2007 to yield 4.58% to 12/05/2007,
                repurchase price $20,018, collateralized by U.S. Treasury Bonds, 4.875% due 8/15/2016               $      20,000
       26,000   Credit Suisse Securities (USA) LLC, purchased on 11/27/2007 to yield 4.56% to 12/04/2007,
                repurchase price $26,023, collateralized by GNMA, 5.50% due 8/15/2033 to 2/20/2037                         26,000
       13,000   Deutsche Bank Securities Inc., purchased on 11/28/2007 to yield 4.50% to 12/05/2007,
                repurchase price $13,011, collateralized by GNMA, 7% due 8/15/2037 to 11/15/2037                           13,000
       12,000   Goldman, Sachs & Company, purchased on 11/19/2007 to yield 4.45% to 12/17/2007,
                repurchase price $12,042, collateralized by GNMA, 4.50% to 10.50% due 9/15/2010 to 11/20/2037              12,000
       13,000   Greenwich Capital Markets, Inc., purchased on 11/28/2007 to yield 4.50% to 12/05/2007,
                repurchase price $13,011, collateralized by GNMA, 4.50% to 7% due 11/20/2022 to 10/15/2037                 13,000
       13,494   HSBC Securities (USA) Inc., purchased on 11/30/2007 to yield 3.10% to 12/03/2007,
                repurchase price $13,497, collateralized by U.S. Treasury STRIPS**, due 8/15/2029 to 2/15/2030             13,494
       25,000   J.P. Morgan Securities Inc., purchased on 11/27/2007 to yield 4.40% to 12/04/2007,
                repurchase price $25,021, collateralized by GNMA, 5% to 8.50% due 4/15/2023 to 3/15/2046                   25,000
       13,000   UBS Securities LLC, purchased on 11/28/2007 to yield 4.52% to 12/05/2007,
                repurchase price $13,011, collateralized by GNMA, 4.50% to 12.50% due 4/15/2008 to 11/15/2037              13,000

Total Investments (Cost - $135,494*) - 100.0%                                                                             135,494
Liabilities in Excess of Other Assets - (0.0%)                                                                               (16)
                                                                                                                    -------------
Net Assets - 100.0%                                                                                                 $     135,478
                                                                                                                    =============

 * Cost for federal income tax purposes.

** Separately Traded Registered Interest and Principal of Securities.


Item 2 -   Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -   Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch U.S.A. Government Reserves


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Executive Officer (principal executive officer) of
       Merrill Lynch U.S.A. Government Reserves


Date: January 16, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Executive Officer (principal executive officer) of
       Merrill Lynch U.S.A. Government Reserves


Date: January 16, 2008


By:    /s/ Neal J. Andrews
       -------------------
       Neal J. Andrews,
       Chief Financial Officer (principal financial officer) of
       Merrill Lynch U.S.A. Government Reserves


Date: January 16, 2008